LEASES	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
LEASES	LEASES
Lessee Leases
Pembina enters into arrangements to secure access to assets necessary for operating the business. Leased (right-of-use) assets include terminals, rail, buildings, land and other assets. Total cash outflows related to leases were $117 million for the year ended December 31, 2025 (2024: $110 million).
Right-of-Use Assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2023	158	146	113	106	523
Additions and adjustments	—	32	—	24	56
Acquisition (Note 4)	12	1	—	15	28
Depreciation	(14)	(35)	(15)	(13)	(77)
Balance at December 31, 2024	156	144	98	132	530
Additions and adjustments	23	27	1	28	79
Depreciation	(11)	(36)	(15)	(21)	(83)
Balance at December 31, 2025	168	135	84	139	526
Lessor Leases
Pembina has entered into contracts for the use of its assets that have resulted in lease treatment for accounting purposes. Assets under operating leases include pipelines, terminals and storage assets. See Note 8 for carrying value of property, plant and equipment under operating leases. Assets under finance leases include pipelines, terminals, and storage assets.
Maturity of Lease Receivables

As at December 31	2025		2024
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	177	32	186	30
One to two years	164	34	168	31
Two to three years	149	34	160	31
Three to four years	142	34	145	31
Four to five years	106	35	139	32
More than five years	342	292	450	294
Total undiscounted lease receipts	1,080	461	1,248	449
Unearned finance income on lease receipts		(238)		(241)
Discounted unguaranteed residual value		23		21
Finance lease receivable		246		229
Less current portion(1)		(7)		(6)
Total non-current		239		223
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.